Investments (Details Textuals 26) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Investments [Abstract]
Gains (losses) from foreign currency transactions	$ 37	$ 230	$ 226